                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 31 MARCH 2012


Check here if Amendment [ ]; Amendment Number:
                                              -----------
This Amendment (Check only one.):        [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      MONDRIAN INVESTMENT PARTNERS LTD
Address:   FIFTH FLOOR, 10 GRESHAM STREET
           LONDON, EC2V 7JD
           UNITED KINGDOM

Form 13F File Number: 28-11450

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:      JOHN L. BARRETT
Title:     CHIEF COMPLIANCE OFFICER
Phone:     +44 207 477 7000


Signature, Place, and Date of Signing:

/s/ John L. Barrett                         LONDON, UK      23/4/2012
--------------------------------------     ------------     ------------
             [Signature                    [City, State]    [Date]

Report Type (Check only one.):

[ ] l3F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


Form 13F File Number       Name
28-01190                   RUSSELL TRUST COMPANY
--------------------       --------------------------
[Repeat as necessary.]


                                        9


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                           ---------
Form 13F Information Table Entry Total:           75
                                           ---------
Form 13F Information Table Value Total:)   5,099,404
                                           ---------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number         Name
          28-
-----     --------------------         ----------------------
[Repeat as necessary.]


                                       10

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
--------------------------------------------------------------------------------------------------------------------
                                                 Q1 2012                                           VOTING AUTHORITY
--------------------------------------------------------------------------------------------------------------------
                 TITLE OF                   VALUE     SHRS OR  SH /  PUT /  INVESTMENT     OTHER
NAME OF ISSUER      CLASS      CUSIP      (X$1000)    PRN AMT   PRN   CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------------------------------------------------------------------------------------------------------------
Alcoa Inc             COM  013817101       14.028       1,400                     SOLE      NONE        SHARED
Allstate Corp         COM  020002101       26.336         800                     SOLE      NONE        SHARED
BP Plc ADR            ADR  055622104    34261.155     761,359                     SOLE      NONE        SHARED
BankAmerUSD0.01       COM  060505104  30857.55585   3,224,405                     SOLE      NONE        SHARED
Baxter Intl           COM  071813109    90285.734   1,510,300                     SOLE      NONE        SHARED
CPFL EnergiaADR       ADR  126153105  69286.38475   2,290,459                     SOLE      NONE        SHARED
Canon ADR             ADR  138006309        33984     708,000                     SOLE      NONE        SHARED
Chevron Corp          COM  166764100       42.884         400                     SOLE      NONE        SHARED
Conagra Foods         COM  205887102  91779.33024   3,495,024                     SOLE      NONE        SHARED
Edison Intl           COM  281020107    70273.281   1,653,100                     SOLE      NONE        SHARED
Firstenergy Co        COM  337932107       27.354         600                     SOLE      NONE        SHARED
Gen Electric          COM  369604103  63658.54782   3,171,826                     SOLE      NONE        SHARED
GpoAero Pac ADS       ADR  400506101   36646.6654   1,007,330                     SOLE      NONE        SHARED
Heinz H.J             COM  423074103  56023.63515   1,046,193                     SOLE      NONE        SHARED
Home Depot            COM  437076102    47980.647     953,700                     SOLE      NONE        SHARED
ING Groep ADR         ADR  456837103      8311.68     999,000                     SOLE      NONE        SHARED
Intel Corp            COM  458140100   86523.9125   3,077,500                     SOLE      NONE        SHARED
Interpublic           COM  460690100    64853.299   5,683,900                     SOLE      NONE        SHARED
IShs MSCI Taiwn       ADR  464286731       50.977       3,800                     SOLE      NONE        SHARED
IShs MSCI SthK        ADR  464286772     53.68491         900                     SOLE      NONE        SHARED
ISHS DJUS F Sct       ADR  464287788      34.9806         600                     SOLE      NONE        SHARED
Itau Unib P ADR       ADR  465562106    97320.166   5,071,400                     SOLE      NONE        SHARED
Johnson&Johnson       COM  478160104   93921.7632   1,423,920                     SOLE      NONE        SHARED
Las Vegas Sands       COM  517834107    43563.219     756,700                     SOLE      NONE        SHARED
Marathon Oil          COM  565849106      26.1525         825                     SOLE      NONE        SHARED
Microsoft Corp        COM  594918104  53017.76929   1,643,707                     SOLE      NONE        SHARED
Nat Grid ADR          ADR  636274300  11870.47296     235,152                     SOLE      NONE        SHARED
Northern Trust        COM  665859104     91217.88   1,922,400                     SOLE      NONE        SHARED
Pfizer Inc            COM  717081103  108682.6395   4,799,410                     SOLE      NONE        SHARED
PLDT ADR              ADR  718252604  221783.5328   3,566,225                     SOLE      NONE        SHARED
Procter&Gamble        COM  742718109    79946.295   1,189,500                     SOLE      NONE        SHARED
Reed Elsev ADR        ADR  758204200     19224.09     753,000                     SOLE      NONE        SHARED
Royal Dutch ADR       ADR  780259206     43.55073         621                     SOLE      NONE        SHARED
Southwestern          COM  845467109        24.48         800                     SOLE      NONE        SHARED
Sysco Corp            COM  871829107    76641.662   2,566,700                     SOLE      NONE        SHARED
TaiwanSMC ADR         ADR  874039100  197482.5247  12,924,249                     SOLE      NONE        SHARED
Tata Motors ADR       ADR  876568502    42421.113   1,572,900                     SOLE      NONE        SHARED
Telefonica ADR        ADR  879382208     25960.62   1,582,000                     SOLE      NONE        SHARED
Teva Pharm ADR        ADR  881624209  656326.0261  14,565,602                     SOLE      NONE        SHARED
ToyotaMotor ADR       ADR  892331307        32016     368,000                     SOLE      NONE        SHARED
US Bancorp            COM  902973304    69100.416   2,181,200                     SOLE      NONE        SHARED
Unilever PlcADR       ADR  904767704    32518.556     983,920                     SOLE      NONE        SHARED
UPS                   COM  911312106    67732.152     839,100                     SOLE      NONE        SHARED
Vanguard Emg          COM  922042858    14497.245     333,500                     SOLE      NONE        SHARED
Wal-Mart St           COM  931142103     83391.12   1,362,600                     SOLE      NONE        SHARED
Wells Fargo           COM  949746101   53883.5034   1,578,310                     SOLE      NONE        SHARED
Vale SA ADR           ADR  91912E105    53971.622   2,313,400                     SOLE      NONE        SHARED
Vale Prf ADR          ADR  91912E204  273176.5727  12,039,514                     SOLE      NONE        SHARED
AT & T Inc            COM  00206R102  73799.23824   2,363,088                     SOLE      NONE        SHARED
BCE Inc               COM  05534B760    98096.634   2,456,100                     SOLE      NONE        SHARED
BSCH ADR              ADR  05964H105      6580.86     858,000                     SOLE      NONE        SHARED
Bco Santan ADR        ADR  05965X109    91737.504   1,065,600                     SOLE      NONE        SHARED
BanColombia ADR       ADR  05968L102  38847.34004     600,794                     SOLE      NONE        SHARED
Chunghwa N ADR        ADR  17133Q502  29418.06424     956,374                     SOLE      NONE        SHARED
Siderurgica ADR       ADR  20440W105    98872.136  10,451,600                     SOLE      NONE        SHARED
Ambev Prf ADR         ADR  20441W203   206128.952   4,988,600                     SOLE      NONE        SHARED
Duke Energy           COM  26441C105       31.515       1,500                     SOLE      NONE        SHARED
Enersis SA ADR        ADR  29274F104  241928.5729  11,982,594                     SOLE      NONE        SHARED
Exxon Mobil           COM  30231G102       43.365         500                     SOLE      NONE        SHARED
France Tel ADR        ADR  35177Q105      29789.1   2,006,000                     SOLE      NONE        SHARED
Glaxo ADR             ADR  37733W105     31841.19     709,000                     SOLE      NONE        SHARED
ICICI Bank ADR        ADR  45104G104    32143.166     921,800                     SOLE      NONE        SHARED
KB Fin ADR            ADR  48241A105      3269.97      89,100                     SOLE      NONE        SHARED
Kraft Foods           COM  50075N104    81212.166   2,136,600                     SOLE      NONE        SHARED
Marathon Petrol       COM  56585A102     11.36032         262                     SOLE      NONE        SHARED
Merck & Co            COM  58933Y105   110160.384   2,868,760                     SOLE      NONE        SHARED
Novartis ADR          ADR  66987V109     32026.98     578,000                     SOLE      NONE        SHARED
Petroleo ADR          ADR  71654V101      2121.48      83,000                     SOLE      NONE        SHARED
Sanofi ADR            ADR  80105N105     31348.75     809,000                     SOLE      NONE        SHARED
TD Ameritrade         COM  87236Y108    66699.486   3,378,900                     SOLE      NONE        SHARED
3M Co                 COM  88579Y101    59726.095     669,500                     SOLE      NONE        SHARED
UnitedHealth          COM  91324P102     65069.76   1,104,000                     SOLE      NONE        SHARED
Vodafone ADR          ADR  92857W209     22855.42     826,000                     SOLE      NONE        SHARED
Wellpoint             COM  94973V107     71121.06     963,700                     SOLE      NONE        SHARED
Credicorp ADR         ADR  G2519Y108  289785.9697   2,198,346                     SOLE      NONE        SHARED
                                    -------------
                                     5,099,403.73
                                    =============

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